Investment Objectives and Goals	Oct. 02, 2026
Defiance Europe AI Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE EUROPE AI LEADERS ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defiance Europe AI Leaders ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA Europe AI Leaders Index (the “Index”).
Defiance Japan AI Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE JAPAN AI LEADERS ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defiance Japan AI Leaders ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA Japan AI Leaders Index (the “Index”).
Defiance Taiwan AI Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE TAIWAN AI LEADERS ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defiance Taiwan AI Leaders ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA Taiwan AI Leaders Index (the “Index”).
Defiance Korea Robotics Top 10 ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE KOREA ROBOTICS TOP 10 ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defiance Korea Robotics Top 10 ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA Korea Robotics Top 10 Index (the “Index”).
Defiance Global Robotics Top 10 ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE GLOBAL ROBOTICS TOP 10 ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defiance Global Robotics Top 10 ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA Global Robotics Top 10 Index (the “Index”).
Defiance Latin America Top 10 ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LATIN AMERICA TOP 10 ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defiance Latin America Top 10 ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA Latin America Top 10 Index (the “Index”).